Note 14 - Warrants (Tables)	12 Months Ended
Nov. 30, 2017
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise
March 2013 Warrants	$2.10	1,491,742	March 22, 2018	372,936
July 2013 Warrants	$2.55	870,000	July 31, 2018	217,500
June 2016 Warrants	$1.93	2,778,722	June 02, 2021	1,389,361
October 2017 Warrants	$1.25	1,818,182	October 13, 2020	1,818,182
Agent Warrants	$1.375	181,818	October 13, 2020	181,818
		7,140,464		3,979,797

Schedule Of Warrant Transactions
	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	October 2017 Warrants	Placement Agent Warrants	Total
Outstanding, December 1, 2016	1,491,742	870,000	3,114,740	—	—	5,476,482
Issued	—	—	—	1,818,182	181,818	2,000,000
Exercised	—	—	(336,018)	—	—	(336,018)
Outstanding, November 30, 2017	1,491,742	870,000	2,778,722	1,818,182	181,818	7,140,464

	Series A Warrants	March 2013 Warrants	July 2013 Warrants	June 2016 Warrants	Total

Outstanding, December 1, 2015	2,835,000	1,724,300	870,000	—	5,429,300
Issued	—	—	—	3,714,286	3,714,286
Exercised	—	(232,558)	—	(599,546)	(832,104)
Expired	(2,835,000)	—	—	—	(2,835,000)
Outstanding, November 30, 2016	—	1,491,742	870,000	3,114,740	5,476,482